Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Event	Subsequent Event
The Company has evaluated subsequent events through April 24, 2024, the date the consolidated financial statements were issued. On January 1, 2024, the Company sold its subsidiary AML to TLI. As noted in Note 17 - Statutory Results, prior to the sale, AML paid TL a dividend of $36.